Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

Note 29 Inventories

	December 31,
	2021	2020	2019
Raw materials	889	—	—

The groups inventories are recognized after US Food and Drug Administration (FDA) has approved TARPEYO in the US under accelerated approval.